Related Party Relationships and Transactions - Summary of Subsidiaries and Associates (Detail)	12 Months Ended
Mar. 31, 2018
Wipro LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro LLC
Country of Incorporation	USA
Wipro Gallagher Solutions, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gallagher Solutions, Inc.
Country of Incorporation	USA
Opus Capital Markets Consultants LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Opus Capital Markets Consultants LLC
Country of Incorporation	USA
Wipro Promax Analytics Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Promax Analytics Solutions LLC
Country of Incorporation	USA
Infocrossing, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Infocrossing, Inc.
Country of Incorporation	USA
Wipro Insurance Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Insurance Solutions LLC
Country of Incorporation	USA
Wipro Data Centre and Cloud Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Data Centre and Cloud Services, Inc.
Country of Incorporation	USA
Wipro IT Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services, Inc.
HPH Holdings Corp [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HPH Holdings Corp.
Country of Incorporation	USA
Appirio Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio, Inc.
Country of Incorporation	USA
Cooper Software, Inc.[member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cooper Software, Inc.
Country of Incorporation	USA
Wipro Overseas IT Services Pvt. Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Overseas IT Services Pvt. Ltd
Country of Incorporation	India
Wipro Japan KK [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Japan KK
Country of Incorporation	Japan
Wipro Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Wipro Trademarks Holding Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Trademarks Holding Limited
Country of Incorporation	India
Wipro Travel Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Travel Services Limited
Country of Incorporation	India
Wipro Holdings UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings UK Limited
Country of Incorporation	U.K.
Wipro Information Technology Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Austria GmbH
Country of Incorporation	Austria
Wipro Technologies Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Austria GmbH
Country of Incorporation	Austria
Wipro Digital Aps [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Digital Aps
Country of Incorporation	Denmark
Designit AS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit A/S
Country of Incorporation	Denmark
Wipro Europe Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Europe Limited
Country of Incorporation	U.K.
Wipro UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro UK Limited
Country of Incorporation	U.K.
Wipro Financial Services UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Financial Services UK Limited
Country of Incorporation	U.K.
Wipro Cyprus Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Cyprus Private Limited
Country of Incorporation	Cyprus
Wipro Doha LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Doha LLC
Country of Incorporation	Qatar
Wipro Technologies S.A DE C.V. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies S.A DE C.V
Country of Incorporation	Mexico
Wipro BPO Philippines LTD. Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro BPO Philippines LTD. Inc.
Country of Incorporation	Philippines
Wipro Holdings Hungary Korlatolt FeleoOssegi Tarsasag [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Hungary Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Wipro Holdings Investment [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Investment Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Wipro Technologies SA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Wipro Information Technology Egypt SAE [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Egypt SAE
Country of Incorporation	Egypt
Wipro Arabia Co. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Arabia Co. Limited
Country of Incorporation	Saudi Arabia
Women's Business Park Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Women's Business Park Technologies Limited
Country of Incorporation	Saudi Arabia
Wipro Poland Sp. Z.o.o [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Poland Sp. Z.o.o
Country of Incorporation	Poland
Wipro IT Services Poland [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Poland Sp.zo.o
Country of Incorporation	Poland
Wipro Technologies Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Australia Pty Ltd
Country of Incorporation	Australia
Wipro Corporate Technologies Ghana Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Corporate Wipro Technologies Nigeria Technologies Ghana Limited Limited
Country of Incorporation	Ghana South Africa
Wipro Technologies South Africa (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	Nigeria
Wipro Technologies Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Service Ukraine LLC
Country of Incorporation	Ukraine Netherlands
Wipro IT Services Ukraine LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Netherlands BV.
Wipro Information Technology Netherlands BV. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Portugal S.A.
Country of Incorporation	Portugal
Wipro Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited, Russia
Country of Incorporation	Russia
Wipro Technologies Limited, Russia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Chile SPA
Country of Incorporation	Chile
Wipro Technology Chile SPA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Solutions Canada Limited
Country of Incorporation	Canada
Wipro Solutions Canada Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology
Country of Incorporation	Kazakhstan
Wipro Information Technology Kazakhstan LLP [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Kazakhstan LLP
Wipro Technologies W.T [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies W.T. Sociedad Anonima
Country of Incorporation	Costa Rica
Wipro Outsourcing Services (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Outsourcing Services (Ireland) Limited
Country of Incorporation	Ireland
Wipro Technologies VZ, C.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies VZ, C.A.
Country of Incorporation	Venezuela
Wipro Technologies Peru S.A.C [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru S.A.C
Country of Incorporation	Peru
InfoSERVER S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	InfoSERVER S.A.
Country of Incorporation	Brazil
Wipro do brasil technologia ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda
Country of Incorporation	Brazil
Wipro Technologies SRL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SRL
Country of Incorporation	Romania
PT WT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT WT Indonesia
Country of Incorporation	Indonesia
Wipro (Thailand) Co Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co Limited
Country of Incorporation	Thailand
Wipro Bahrain Limited WLL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Bahrain Limited WLL
Country of Incorporation	Bahrain
Wipro Gulf LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Rainbow Software LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rainbow Software LLC
Country of Incorporation	Iraq
Cellent GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cellent GmbH
Country of Incorporation	Germany
Cellent Mittelstandsberatung GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cellent Mittelstandsberatung GmbH
Country of Incorporation	Germany
Cellent Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cellent Gmbh
Country of Incorporation	Austria
Wipro Networks Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Networks Pte Limited
Country of Incorporation	Singapore
Wipro (Dalian) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Dalian) Limited
Country of Incorporation	China
Wipro Technologies SDN BHD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SDN BHD
Country of Incorporation	Malaysia
Wipro Chengdu Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Wipro Airport IT Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Airport IT Services Limited
Country of Incorporation	India
Appirio India Cloud Solutions Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio India Cloud Solutions Private Limited
Country of Incorporation	India
Wipro i t services bangladesh limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Bangladesh Limited
Country of Incorporation	Bangladesh
Wipro Technologies Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Gmbh
Country of Incorporation	Germany
New Logic Technologies SARL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	New Logic Technologies SARL
Country of Incorporation	France
Wipro Do Brasil Sistemetas De Informatica Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemetas DeInformatica Ltd
Country of Incorporation	Brazil Brazil
Designit Denmark A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Denmark A/S
Country of Incorporation	Denmark
Designit Munich GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Munich GmbH
Country of Incorporation	Germany
Designit Oslo A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Oslo A/S
Country of Incorporation	Norway
Designit Sweden AB [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Sweden AB
Country of Incorporation	Sweden
Designit T.L.V Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit T.L.V Ltd.
Country of Incorporation	Israel
Designit Tokyo Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Tokyo Lt.d
Country of Incorporation	Japan
Denextep Spain Digital, S.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Denextep Spain Digital, S.L
Country of Incorporation	Spain
Designit Colombia S A S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Colombia S A S
Country of Incorporation	Colombia
Designit Peru SAC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Peru SAC
Country of Incorporation	Peru
Frontworx Informations technologie GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Frontworx Informationstechnologie GmbH
Country of Incorporation	Austria
Health Plan Services Insurance Agency, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services Insurance Agency, Inc.
Country of Incorporation	USA
Health Plan Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services, Inc.
Country of Incorporation	USA
Appirio, K.K [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio, K.K
Country of Incorporation	Japan
Topcoder, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Topcoder, Inc.
Country of Incorporation	USA
Appirio Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio Ltd
Country of Incorporation	Ireland
Appirio GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio GmbH
Country of Incorporation	Germany
Apprio Ltd (UK) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Apprio Ltd (UK)
Country of Incorporation	U.K.
Appirio Singapore Pte Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio Singapore Pte Ltd
Country of Incorporation	Singapore